Acquisition of Constellium-Bowling Green - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 10, 2019	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Preexisting trade receivables with acquiree	€ 481		€ 306
Constellium-Bowling Green [member]
Disclosure of detailed information about business combination [line items]
Combined revenue	5,772
Combined net income	€ 159
Constellium-Bowling Green [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		49.00%
Consideration transferred		€ 87
Fair value of previously held interest		73
Preexisting trade receivables with acquiree		€ 38